DEBT AND CREDIT FACILITIES - Amounts Outstanding and Description of Terms (Details)					3 Months Ended		12 Months Ended
		Jan. 03, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2017 USD ($) entity	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 13, 2015
Credit facilities, short-term loan facility and long-term debt
Long-term debt			$ 1,920,000,000		$ 1,858,000,000		$ 1,920,000,000
Debt and credit facilities			1,920,000,000		1,858,000,000		1,920,000,000
Less: unamortized debt issuance costs and debt discount			9,000,000		8,000,000		9,000,000	$ 9,000,000
Less: current portion	[1]		52,000,000		46,000,000		52,000,000	36,000,000
Long-term debt	[1]		$ 1,859,000,000		$ 1,804,000,000		1,859,000,000	1,935,000,000
Amount borrowed	[1]					$ 195,000,000	$ 209,000,000	618,000,000	$ 35,000,000
Senior Credit Facility and the Term Loan Facilities due in 2018
Credit facilities, short-term loan facility and long-term debt
Leverage ratio, actual (as a percent)			401.00%		4.04%		401.00%
Senior Credit Facility and the Term Loan Facilities due in 2018 | Debt agreement covenants, initial period after occurrence of acquisition
Credit facilities, short-term loan facility and long-term debt
Additional period immediately following the fiscal quarter in which a specified material acquisition occurs					6 months		6 months
Senior Credit Facility and the Term Loan Facilities due in 2018 | Debt agreement covenants, initial period after occurrence of acquisition | Minimum
Credit facilities, short-term loan facility and long-term debt
Number of acquisitions | entity					1
Senior Credit Facility and the Term Loan Facilities due in 2018 | Debt agreement covenants, initial period after occurrence of acquisition | Maximum
Credit facilities, short-term loan facility and long-term debt
Leverage ratio, covenant (as a percent)					550.00%		550.00%
Senior Credit Facility and the Term Loan Facilities due in 2018 | Debt agreement covenants, periods subsequent to initial period after occurrence of acquisition | Maximum
Credit facilities, short-term loan facility and long-term debt
Leverage ratio, covenant (as a percent)					500.00%		500.00%
Revolving credit facility | TC Pipelines, LP Senior Credit Facility due 2021
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 160,000,000		$ 110,000,000		$ 160,000,000	$ 200,000,000
Weighted Average Interest Rate (as a percent)					2.03%		1.72%	1.44%
Maximum borrowing capacity			500,000,000		$ 500,000,000		$ 500,000,000
Amount outstanding under credit facility			160,000,000		110,000,000		160,000,000	$ 200,000,000
Remaining borrowing capacity			$ 340,000,000		$ 390,000,000		$ 340,000,000
Revolving credit facility | TC Pipelines, LP Senior Credit Facility due 2021 | LIBOR
Credit facilities, short-term loan facility and long-term debt
Debt interest rate, at period end (as a percent)			1.92%		2.04%		1.92%	1.50%
Term loan | 2013 Term Loan Facility due 2018
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 500,000,000		$ 500,000,000		$ 500,000,000	$ 500,000,000
Weighted Average Interest Rate (as a percent)					2.03%		1.73%	1.44%
Term loan | 2013 Term Loan Facility due 2018 | LIBOR borrowings | LIBOR
Credit facilities, short-term loan facility and long-term debt
Weighted Average Interest Rate (as a percent)							2.31%	2.79%
Debt interest rate, at period end (as a percent)			1.87%		2.04%		1.87%	1.50%
Term loan | 2013 Term Loan Facility due 2018 | LIBOR borrowings | LIBOR | Hedges of cash flows | Interest rate swaps
Credit facilities, short-term loan facility and long-term debt
Weighted Average Interest Rate (as a percent)					2.31%		2.31%
Term loan | TC PipeLines, LP 2015 Term Loan Facility due September 2018
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 170,000,000		$ 170,000,000		$ 170,000,000	$ 170,000,000
Weighted Average Interest Rate (as a percent)					1.93%		1.63%	1.47%
Amount borrowed				$ 170,000,000
Term loan | TC PipeLines, LP 2015 Term Loan Facility due September 2018 | LIBOR
Credit facilities, short-term loan facility and long-term debt
Debt interest rate, at period end (as a percent)			1.77%		1.93%		1.77%	1.39%
Unsecured debt | 4.65% Senior Notes due 2021
Credit facilities, short-term loan facility and long-term debt
Stated interest rate (as a percent)			4.65%		4.65%		4.65%	4.65%
Debt and credit facilities			$ 350,000,000		$ 350,000,000		$ 350,000,000	$ 350,000,000
Weighted Average Interest Rate (as a percent)					4.65%		4.65%	4.65%
Unsecured debt | TC PipeLines, LP 4.375% Senior Notes due 2025
Credit facilities, short-term loan facility and long-term debt
Stated interest rate (as a percent)			4.375%		4.375%		4.375%	4.375%		4.375%
Debt and credit facilities			$ 350,000,000		$ 350,000,000		$ 350,000,000	$ 350,000,000
Weighted Average Interest Rate (as a percent)					4.375%		4.375%	4.375%
Unsecured debt | GTN 5.29% Senior Notes due 2020
Credit facilities, short-term loan facility and long-term debt
Stated interest rate (as a percent)			5.29%		5.29%		5.29%	5.29%
Debt and credit facilities			$ 100,000,000		$ 100,000,000		$ 100,000,000
Weighted Average Interest Rate (as a percent)					5.29%		5.29%
Unsecured debt | GTN 5.69% Senior Notes due 2035
Credit facilities, short-term loan facility and long-term debt
Stated interest rate (as a percent)			5.69%		5.69%		5.69%	5.69%
Debt and credit facilities			$ 150,000,000		$ 150,000,000		$ 150,000,000
Weighted Average Interest Rate (as a percent)					5.69%		5.69%
Unsecured debt | Term Loan Facility due 2019
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			65,000,000		$ 65,000,000		$ 65,000,000
Weighted Average Interest Rate (as a percent)					1.73%		1.43%
Unsecured debt | Tuscarora Term Loan due 2019
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 10,000,000		$ 10,000,000		$ 10,000,000
Weighted Average Interest Rate (as a percent)					1.91%		1.64%
Secured debt | 3.82% Series D Senior Notes due 2017
Credit facilities, short-term loan facility and long-term debt
Stated interest rate (as a percent)			3.82%		3.82%		3.82%	3.82%
Debt and credit facilities			$ 12,000,000		$ 12,000,000		$ 12,000,000
Weighted Average Interest Rate (as a percent)					3.82%		3.82%
Secured debt | 5.90% Senior Secured Notes due December 2018
Credit facilities, short-term loan facility and long-term debt
Stated interest rate (as a percent)			5.90%				5.90%	5.90%
GTN
Credit facilities, short-term loan facility and long-term debt
Percentage of debt to total capitalization, actual			44.50%				44.50%
GTN | Unsecured debt | GTN 5.29% Senior Notes due 2020
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 100,000,000				$ 100,000,000	$ 100,000,000
Weighted Average Interest Rate (as a percent)							5.29%	5.29%
GTN | Unsecured debt | GTN 5.69% Senior Notes due 2035
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			150,000,000				$ 150,000,000	$ 150,000,000
Weighted Average Interest Rate (as a percent)							5.69%	5.69%
GTN | Unsecured debt | Term Loan Facility due 2019
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 65,000,000				$ 65,000,000	$ 75,000,000
Weighted Average Interest Rate (as a percent)							1.43%	1.15%
GTN | Unsecured debt | Term Loan Facility due 2019 | LIBOR
Credit facilities, short-term loan facility and long-term debt
Debt interest rate, at period end (as a percent)			1.57%				1.57%	1.19%
GTN | Unsecured debt | Senior Notes and Term Loan Facility due 2019
Credit facilities, short-term loan facility and long-term debt
Debt interest rate, at period end (as a percent)			1.57%		1.73%		1.57%
Percentage of debt to total capitalization, actual					44.70%
GTN | Unsecured debt | Senior Notes and Term Loan Facility due 2019 | Maximum
Credit facilities, short-term loan facility and long-term debt
Percentage of debt to total capitalization, covenant					70.00%		70.00%
Portland Natural Gas Transmission System | 5.90% Senior Secured Notes due December 2018
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 53,000,000		$ 41,000,000		$ 53,000,000
Weighted Average Interest Rate (as a percent)					5.90%		5.90%
Payment of principal amount on secured notes		$ 5,500,000
Portland Natural Gas Transmission System | Secured debt | 5.90% Senior Secured Notes due December 2018
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			53,000,000				$ 53,000,000	$ 69,000,000
Weighted Average Interest Rate (as a percent)							5.90%	5.90%
Portland Natural Gas Transmission System | Secured debt | 5.90% Senior Secured Notes due December 2018 | Debt agreement covenants, preceding twelve months
Credit facilities, short-term loan facility and long-term debt
Debt Service Coverage, Actual (as a percent)					1.86%		2.41%
Portland Natural Gas Transmission System | Secured debt | 5.90% Senior Secured Notes due December 2018 | Debt agreement covenants, preceding twelve months | Minimum
Credit facilities, short-term loan facility and long-term debt
Debt Service Coverage, covenant (as a percent)					1.30%		1.30%
Portland Natural Gas Transmission System | Secured debt | 5.90% Senior Secured Notes due December 2018 | Debt agreement covenants, succeeding twelve months
Credit facilities, short-term loan facility and long-term debt
Debt Service Coverage, Actual (as a percent)					1.52%		1.43%
Portland Natural Gas Transmission System | Secured debt | 5.90% Senior Secured Notes due December 2018 | Debt agreement covenants, succeeding twelve months | Minimum
Credit facilities, short-term loan facility and long-term debt
Debt Service Coverage, covenant (as a percent)					1.30%
Tuscarora Gas Transmission Company
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 10,000,000				$ 10,000,000
Weighted Average Interest Rate (as a percent)							1.64%
Tuscarora Gas Transmission Company | Unsecured debt | Tuscarora Term Loan due 2019 | LIBOR
Credit facilities, short-term loan facility and long-term debt
Debt interest rate, at period end (as a percent)			1.90%		2.12%		1.90%
Tuscarora Gas Transmission Company | Unsecured debt | 3.82% Series D Senior Notes due 2017
Credit facilities, short-term loan facility and long-term debt
Percentage of debt to total capitalization, actual			21.22%		21.05%		21.22%
Debt Service Coverage, Actual (as a percent)			415.00%		3.92%
Tuscarora Gas Transmission Company | Unsecured debt | 3.82% Series D Senior Notes due 2017 | Minimum
Credit facilities, short-term loan facility and long-term debt
Debt Service Coverage, covenant (as a percent)			300.00%		300.00%
Tuscarora Gas Transmission Company | Unsecured debt | 3.82% Series D Senior Notes due 2017 | Maximum
Credit facilities, short-term loan facility and long-term debt
Percentage of debt to total capitalization, covenant			45.00%		45.00%
Tuscarora Gas Transmission Company | Secured debt | 3.82% Series D Senior Notes due 2017
Credit facilities, short-term loan facility and long-term debt
Debt and credit facilities			$ 12,000,000				$ 12,000,000	$ 16,000,000
Weighted Average Interest Rate (as a percent)							3.82%	3.82%

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).